Supplemental Cash Flow Information (Tables)	12 Months Ended
Mar. 31, 2026
Supplemental Cash Flow Informations [Abstract]
Schedule of Cash Flows from Operating Activities

Cash flows from operating activities include the following amounts of interest received and interest paid (negative figures indicate payments).

			(In millions of yen)
	For the year ended
	March 31, 2024	March 31, 2025	March 31, 2026
Interests received	74,962	89,771	115,524
Interests paid	(2,246)	(4,463)	(10,466)

Schedule of Significant Non-cash Transactions	b. Lease transactions

			(In millions of yen)
	For the year ended
	March 31, 2024	March 31, 2025	March 31, 2026
Increase in right-of-use assets	1,852	8,862	504